TRADE AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Non-current trade receivables	$ 8,477	$ 6,321
Other non-financial assets	12,518	15,803
Total non-current	20,995	22,124
Current trade receivables	274,355	334,949
Other receivables	4,678	5,953
Prepayments	14,698	12,675
Personnel	5,355	6,022
Total Current	299,086	359,599
Total	320,081	381,723
Trade receivables	286,403	347,703
Impairment allowances	(3,571)	(6,433)	$ (2,175)
Trade receivables, net	$ 282,832	$ 341,270